Contingencies (Tables)	12 Months Ended
Mar. 31, 2018
Disclosure of contingent liabilities [abstract]
Disclosures of the show cause notices issued by Central Excise Authorities regarding distribution of input service tax credits [Table Text Block]
The below table shows the details of each such demand notice, the amount demanded and the current status of the Company’s responsive actions.

Period covered under the notice	Amount demanded	Status
March 2008 to September 2009	Rs.102 plus penalties of Rs.102 and interest	The Company has filed an appeal before the CESTAT
October 2009 to March 2011	Rs.125 plus penalties of Rs.100 and interest	The Company has filed an appeal before the CESTAT
April 2011 to March 2012	Rs.51 plus interest and penalties	The Company has filed an appeal before the CESTAT
April 2012 to March 2013	Rs.54 plus interest and penalties	The Company has filed an appeal before the CESTAT
April 2013 to March 2014	Rs.69 plus interest and penalties	The Company has filed an appeal before the CESTAT
April 2014 to March 2015	Rs.108 plus interest and penalties	The Company has filed an appeal before the CESTAT
April 2015 to March 2016	Rs.157 plus interest and penalties	The Company is in the process of responding to the notice

Disclosure of the show cause notices issued by Commercial Taxes Department regarding VAT input credit [Table Text Block]
The below table shows the details of each of such demand notice, the amount demanded and the current status of the Company’s responsive actions.

Period covered under the notice	Amount demanded	Status
April 2006 to March 2009	Rs.66 plus 10% penalty	The Company has filed an appeal before the Sales Tax Appellate Tribunal
April 2009 to March 2011	Rs.59 plus 10% penalty	The Company has filed an appeal before the Sales Tax Appellate Tribunal
April 2011 to March 2013	Rs.16 plus 10% penalty	The Appellate Deputy Commissioner issued an order partially in favor of the Company